Financial instruments - Summary of presents the significant items in the original currencies exposed to currency risk (Detail) € in Thousands, $ in Thousands, $ in Thousands	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 EUR (€)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 EUR (€)	Nov. 30, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 23,856			$ 20,399
Bonds and money market funds	9,214			19,955
Trade and other receivables	12,045			10,487
Tax credits and grants receivable	299			441			$ 755
Accounts payable and accrued liabilities	$ (41,065)			$ (40,376)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 1,547	€ 236		$ 589	€ 61
Bonds and money market funds		12,387	0		16,298	0
Trade and other receivables		733	2,141		331	1,553
Tax credits and grants receivable		66	239		385	123
Accounts payable and accrued liabilities		(10,784)	(5,849)		(6,819)	(7,256)
Lease liabilities		(1,362)	(873)		(1,755)	(1,010)
Provisions | €			(3,486)			(1,970)
Total exposure		$ 2,587	€ (7,592)		$ 9,029	€ (8,499)